LOANS - Credit Quality Indicators (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans	$ 1,254,117	$ 1,033,733
Real estate mortgages
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans	1,038,511	769,694
Real estate mortgages | Construction and development
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans	174,480	102,559
Real estate mortgages | Residential
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans	147,490	152,212
Real estate mortgages | Commercial
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans	716,541	514,923
Commercial and industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans	206,897	254,395
Consumer and other
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans	8,709	9,644
Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans	1,215,708	959,857
Pass | Real estate mortgages | Construction and development
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans	168,751	95,214
Pass | Real estate mortgages | Residential
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans	142,782	144,256
Pass | Real estate mortgages | Commercial
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans	691,863	471,555
Pass | Commercial and industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans	203,630	240,646
Pass | Consumer and other
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans	8,682	8,186
Special Mention
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans	23,294	63,685
Special Mention | Real estate mortgages | Construction and development
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans	388	6,113
Special Mention | Real estate mortgages | Residential
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans	3,554	6,245
Special Mention | Real estate mortgages | Commercial
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans	16,371	36,754
Special Mention | Commercial and industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans	2,960	13,138
Special Mention | Consumer and other
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans	21	1,435
Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans	14,881	10,107
Substandard | Real estate mortgages | Construction and development
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans	5,341	1,232
Substandard | Real estate mortgages | Residential
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans	1,154	1,627
Substandard | Real estate mortgages | Commercial
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans	8,307	6,614
Substandard | Commercial and industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans	73	611
Substandard | Consumer and other
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans	6	23
Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans	234	84
Doubtful | Real estate mortgages | Construction and development
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans	0	0
Doubtful | Real estate mortgages | Residential
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans	0	84
Doubtful | Real estate mortgages | Commercial
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans	0	0
Doubtful | Commercial and industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans	234	0
Doubtful | Consumer and other
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans	$ 0	$ 0